Selected Quarterly Financial Data - Unaudited (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selected Quarterly Financial Information [Abstract]
Revenues	$ 19,551	$ 19,496	$ 19,634	$ 18,365	$ 18,044	$ 16,510	$ 16,705	$ 15,242	$ 77,046	$ 66,501	$ 59,837
Gross margin	4,817	5,285	5,221	4,658	4,297	3,974	4,283	3,962
Net income attributable to common shareowners	$ 1,143	$ 1,148	$ 1,900	$ 1,346	$ 686	$ 1,238	$ 2,048	$ 1,297	$ 5,537	$ 5,269	$ 4,552
Earnings Per Share of Common Stock - Basic and Diluted:
Basic - net income	$ 1.33	$ 1.34	$ 2.22	$ 1.58	$ 0.83	$ 1.56	$ 2.59	$ 1.64	$ 6.48	$ 6.58	$ 5.76
Diluted - net income	$ 1.32	$ 1.33	$ 2.20	$ 1.56	$ 0.83	$ 1.54	$ 2.56	$ 1.62	$ 6.41	$ 6.50	$ 5.70